Net Earnings per Common Share - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Anti-dilutive potential common shares are excluded from the diluted earnings per share computation	0	0	102,397	0	30,000	30,000